SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue by types (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 6,146,772	$ 878,977	¥ 4,553,556	¥ 2,960,813
Learning Services
Disaggregation of Revenue [Line Items]
Revenues	6,039,033		4,419,964	2,872,901
Educational Content and Digitalized Learning Products
Disaggregation of Revenue [Line Items]
Revenues	77,089		83,930	55,980
Other Revenue
Disaggregation of Revenue [Line Items]
Revenues	¥ 30,650		¥ 49,662	¥ 31,932